Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 22,168,288	$ 25,453,372	$ 30,104,661
Business acquisition			22,839,437
Impairment loss related to goodwill	(7,570,471)	(3,288,847)	(26,898,016)
Effect of movements in exchange rates		3,763	(592,710)
Ending Balance	$ 14,396,380	$ 22,168,288	$ 25,453,372